Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in the Consolidated Balance Sheet that are only for the use or obligation of our consolidated VIEs:

	December 31,
	2021	2020
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$78	$107
Trade accounts and other receivables – net	132	148
Inventories	3	—
Other current assets and deferred charges	7	7
Property, plant, and equipment – net	5,295	5,514
Intangible assets – net of accumulated amortization	2,267	2,376
Regulatory assets, deferred charges, and other	20	15
Accounts payable	(61)	(42)
Accrued liabilities	(29)	(34)
Regulatory liabilities, deferred income, and other	(287)	(289)